Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Stock-based Compensation Expense	The following table shows stock-based compensation expense by where the stock-based compensation expense is recorded in the Company’s unaudited condensed consolidated statement of operations:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Cost of revenue	$7	$5	$22	$14
Sales and marketing	100	36	245	100
Research and development	68	29	204	86
General and administrative	452	188	1,318	472
Total stock-based compensation	$627	$258	$1,789	$672
The following table shows stock-based compensation expense by where the stock-based compensation expense is recorded in the Company’s consolidated statement of operations:

	For the Year Ended December 31,
	2019	2020
Cost of revenue	$9	$18
Sales and marketing	53	166
Research and development	58	113
General and administrative	384	782
Total stock-based compensation	$504	$1,079

Weighted-Average Assumptions to Determine Fair Value	The weighted-average assumptions utilized to determine the fair value of options granted to employees are presented in the following table:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Expected volatility	N/A	52.0%	52.0%	49.7%
Weighted-average risk-free interest rate	N/A	0.33%	1.04%	0.80%
Expected dividend yield	N/A	—	—	—
Expected life – in years	N/A	6	6	6

The weighted-average assumptions utilized to determine the fair value of options granted to employees are presented in the following table:

	Year Ended December 31,
	2019	2020
Expected volatility	45.7%	51.0%
Weighted-average risk-free interest rate	1.92%	0.71%
Expected dividend yield	—	—
Expected life – in years	6	6

Summary of Option Activity
A summary of the Company’s option activity as of September 30, 2021, which all occurred under the 2019 Plan and the 2021 Plan, and changes during the nine months then ended are as follows:

	Number of Options	Weighted-Average Exercise Price (per share)	Weighted-Average Remaining Contractual Term (in years)
Outstanding at December 31, 2020	7,611,258	$1.37	8.40
Granted	229,053	12.37
Exercised	(577,153)	1.18
Forfeited	(198,213)	2.35
Outstanding at September 30, 2021	7,064,945	1.72	7.84
Options exercisable at September 30, 2021	3,346,067	1.02	7.99

A summary of option activity under the Plan as of December 31, 2020, and changes during the year then ended are as follows:

	Number of Options	Weighted-Average Exercise Price (per share)	Weighted-Average Remaining Contractual Term (in years)
Outstanding at December 31, 2019	5,963,100	$1.00	9.04
Granted	2,181,900	2.22
Exercised	(457,341)	0.55
Forfeited	(76,401)	1.23
Outstanding at December 31, 2020	7,611,258	1.37	8.40
Options exercisable at December 31, 2020	2,804,358	0.87	7.60